Consolidated Statements of Shareholders' Equity - USD ($) shares in Thousands, $ in Thousands	Common Shares	Additional Paid-In Capital	Treasury Shares	Accumulated Other Comprehensive Loss	Retained Earnings	Total
Beginning Balance (in shares) at Dec. 31, 2013	21,704		706
Beginning Balance at Dec. 31, 2013	$ 217	$ 2,360,811	$ 0	$ (8,557)	$ 47,453	$ 2,399,924
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued under share-based compensation plan (in shares)	42		(42)
Shares issued under share-based compensation plan		95				95
Issuance of common shares to treasury (in shares)			867
Shares repurchased (in shares)	(167)		167
Shares repurchased			$ (8,240)			(8,240)
Share-based compensation		10,484				10,484
Other comprehensive income (loss)				(11,648)		(11,648)
Net income (loss)					188,257	188,257
Ending Balance (in shares) at Dec. 31, 2014	21,579		1,698
Ending Balance at Dec. 31, 2014	$ 217	2,371,390	$ (8,240)	(20,205)	235,710	2,578,872
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued under share-based compensation plan (in shares)	101		(101)
Shares issued under share-based compensation plan	$ 1	(537)				(536)
Shares repurchased (in shares)	(559)		559
Shares repurchased			$ (21,760)			(21,760)
Share-based compensation		12,534				12,534
Other comprehensive income (loss)				(3,285)		(3,285)
Net income (loss)					126,230	$ 126,230
Ending Balance (in shares) at Dec. 31, 2015	21,121		2,156			21,121
Ending Balance at Dec. 31, 2015	$ 218	2,383,387	$ (30,000)	(23,490)	361,940	$ 2,692,055
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued under share-based compensation plan (in shares)	63		(63)
Shares issued under share-based compensation plan	$ 1	(90)				(89)
Cancellation of treasury shares (in shares)			(726)
Cancellation of treasury shares	$ (7)	(29,993)	$ 30,000
Share-based compensation		7,094				7,094
Other comprehensive income (loss)				4,297		4,297
Net income (loss)					(37,157)	$ (37,157)
Ending Balance (in shares) at Dec. 31, 2016	21,184		1,367			21,184
Ending Balance at Dec. 31, 2016	$ 212	$ 2,360,398		$ (19,193)	$ 324,783	$ 2,666,200